UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $244,794 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     4714   266764 SH       SOLE                   266764
ALCATEL-LUCENT                 SPONSORED ADR    013904305     7110   500000 SH       SOLE                   500000
ATP OIL & GAS CORP             COM              00208J108    19785   500000 SH       SOLE                   500000
CENTENNIAL BK HLDGS INC DEL    COM              151345303      984   104000 SH       SOLE                   104000
CHEROKEE INTL CORP             COM              164450108     4313  1070126 SH       SOLE                  1070126
CNX GAS CORP                   COM              12618H309     3172   124400 SH       SOLE                   124400
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109    13783   460200 SH       SOLE                   460200
GENTEK INC                     COM NEW          37245X203    15892   459437 SH       SOLE                   459437
HOME DEPOT INC                 COM              437076102    24225   603200 SH       SOLE                   603200
KADANT INC                     COM              48282T104    14874   610090 SH       SOLE                   610090
KIRKLANDS INC                  COM              497498105     3025   602562 SH       SOLE                   602562
LIBERTY GLOBAL INC             COM SER A        530555101    25816   885643 SH       SOLE                   885643
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    22848   233187 SH       SOLE                   233187
MICROSOFT CORP                 COM              594918104    16423   550000 SH       SOLE                   550000
MTR GAMING GROUP INC           COM              553769100     9799   801916 SH       SOLE                   801916
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206    12708   429922 SH       SOLE                   429922
NOVELIS INC                    COM              67000X106    16245   583300 SH       SOLE                   583300
PINNACLE AIRL CORP             COM              723443107    11852   703354 SH       SOLE                   703354
SYMANTEC CORP                  COM              871503108     1373    65842 SH       SOLE                    65842
TBS INTERNATIONAL LIMITED      COM CL A         G86975151     3778   432290 SH       SOLE                   432290
WALTER INDS INC                COM              93317Q105    11245   415700 SH       SOLE                   415700
WESTERN UN CO                  COM              959802109      830    37000 SH       SOLE                    37000